Offerings	Nov. 18, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note	The Registrant is registering an indeterminate number of shares of Common Stock, Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units, up to a proposed aggregate offering price of $300 million, which may be offered from time to time in unspecified numbers and at indeterminate prices. There is being registered hereunder an indeterminate number of shares of Common Stock and Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units as may be sold, from time to time.

Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price of all securities listed.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	The Registrant is registering an indeterminate number of shares of Common Stock, Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units, up to a proposed aggregate offering price of $300 million, which may be offered from time to time in unspecified numbers and at indeterminate prices. There is being registered hereunder an indeterminate number of shares of Common Stock and Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units as may be sold, from time to time.

Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price of all securities listed.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	The Registrant is registering an indeterminate number of shares of Common Stock, Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units, up to a proposed aggregate offering price of $300 million, which may be offered from time to time in unspecified numbers and at indeterminate prices. There is being registered hereunder an indeterminate number of shares of Common Stock and Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units as may be sold, from time to time.

Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price of all securities listed.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	The Registrant is registering an indeterminate number of shares of Common Stock, Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units, up to a proposed aggregate offering price of $300 million, which may be offered from time to time in unspecified numbers and at indeterminate prices. There is being registered hereunder an indeterminate number of shares of Common Stock and Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units as may be sold, from time to time.

Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price of all securities listed.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	The Registrant is registering an indeterminate number of shares of Common Stock, Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units, up to a proposed aggregate offering price of $300 million, which may be offered from time to time in unspecified numbers and at indeterminate prices. There is being registered hereunder an indeterminate number of shares of Common Stock and Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units as may be sold, from time to time.

Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price of all securities listed.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	The Registrant is registering an indeterminate number of shares of Common Stock, Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units, up to a proposed aggregate offering price of $300 million, which may be offered from time to time in unspecified numbers and at indeterminate prices. There is being registered hereunder an indeterminate number of shares of Common Stock and Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units as may be sold, from time to time.

Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price of all securities listed.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	The Registrant is registering an indeterminate number of shares of Common Stock, Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units, up to a proposed aggregate offering price of $300 million, which may be offered from time to time in unspecified numbers and at indeterminate prices. There is being registered hereunder an indeterminate number of shares of Common Stock and Preferred Stock, Warrants, Subscription Rights, Debt Securities and Units as may be sold, from time to time.

Calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price of all securities listed.